Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019	Jul. 21, 2015
Debt Instrument [Line Items]
Long-term debt including current portion		¥ 664,773	¥ 740,833
Less - Portion due within one year		29,807	172,461
Total		634,966	568,372
Unsecured loans, due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum
Debt Instrument [Line Items]
Long-term debt including current portion			57,321
Unsecured loans, due 2020 to 2029, with interest rates ranging from 0.01 % to 5.10 % per annum
Debt Instrument [Line Items]
Long-term debt including current portion		17,880
Unsecured 0.05% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion			69,964
Unsecured 2.07% bonds, due 2019
Debt Instrument [Line Items]
Long-term debt including current portion			50,000
Unsecured 0.23% bonds, due 2021
Debt Instrument [Line Items]
Long-term debt including current portion		89,894	89,819
Unsecured 0.11% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion		10,000	10,000
Unsecured 1.41% bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion		10,000	10,000
Unsecured 0.28% bonds, due 2023
Debt Instrument [Line Items]
Long-term debt including current portion		15,000	15,000
Unsecured 0.13% bonds, due 2024
Debt Instrument [Line Items]
Long-term debt including current portion		29,886
Unsecured 0.22% bonds, due 2025
Debt Instrument [Line Items]
Long-term debt including current portion		10,000	10,000
Unsecured 0.42% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion		24,923	24,911
Unsecured 0.18% bonds, due 2026
Debt Instrument [Line Items]
Long-term debt including current portion		10,000
Unsecured 0.30% bonds, due 2029
Debt Instrument [Line Items]
Long-term debt including current portion		59,738
Unsecured zero coupon convertible bonds, due 2022
Debt Instrument [Line Items]
Long-term debt including current portion		119,531	119,961	¥ 120,000
Secured 0.00% loans, due 2020 to 2023
Debt Instrument [Line Items]
Long-term debt including current portion		201,205	200,003
Finance lease liabilities and other, due 2019 to 2048
Debt Instrument [Line Items]
Long-term debt including current portion	[1]		72,991
Finance lease liabilities and other, due 2020 to 2050
Debt Instrument [Line Items]
Long-term debt including current portion	[1]	56,350
Guarantee deposits received
Debt Instrument [Line Items]
Long-term debt including current portion	[1]	¥ 10,366	¥ 10,863

[1]	Finance lease liabilities and other were represented as Capital lease obligations and other as of the fiscal year ended March 31, 2019.